Fixed Assets, Net (Details) $ in Thousands		6 Months Ended
	May 12, 2020	Jun. 30, 2020 USD ($) item $ / T	Dec. 31, 2019 USD ($)
Fixed Assets, Net
Number of vessels on which scrubbers installed		9
Cost of Scrubbers installed		$ 39,700
Carrying value		2,466,556	$ 2,389,874
Instalments due by period ended:
Less: Current leaseback obligation		(23,822)	(16,342)
Leaseback obligation, net of current portion		$ 107,353	121,872
Niledutch Lion
Fixed Assets, Net
TEU | item		8,626
Phoebe
Fixed Assets, Net
TEU | item		8,463
SM Charleston
Fixed Assets, Net
TEU | item		8,533
Vessels
Fixed Assets, Net
Residual value of the fleet		$ 408,400	$ 378,200
Average life of scrap considered to calculate residual value of vessel, one		10 years
Average life of scrap considered to calculate residual value of vessel, two		5 years
Scrap value per ton (in dollars per ton) | $ / T		300
Instalments due by period ended:
June 30, 2021		$ 30,916
June 30, 2022		30,916
June 30, 2023		30,915
Until May 2024		61,833
Total leaseback instalments		154,580
Less: Imputed interest		(19,351)
Total leaseback obligation		135,229
Less: Deferred finance costs, net		(4,054)
Less: Current leaseback obligation		(23,822)
Leaseback obligation, net of current portion		107,353
Hyundai Respect
Fixed Assets, Net
Sale Leaseback Transaction, Historical Cost		139,100
Hyundai Honour And Hyundai Respect
Fixed Assets, Net
Sale and leaseback arrangement term (in years)	4 years
Repurchase price		36,000
Termination Fees		500
Carrying value		$ 277,000